Columbia Ultra Short Term Bond Fund
Third Quarter Report
April 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Ultra Short Term Bond Fund, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 32.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	398,370	400,412
Series 2024-2PL Class A
10/27/2031	5.070%	4,666,812	4,671,477
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	539,599	545,445
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	1,755,943	1,759,973
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	4,775,000	4,815,815
Series 2024-X1 Class A
05/15/2029	6.270%	1,001,773	1,002,818
Series 2024-X2 Class A
12/17/2029	5.220%	9,344,806	9,345,254
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2022-2 Class D
06/13/2028	4.850%	3,324,354	3,321,995
AmeriCredit Automobile Receivables Trust
Series 2024-1 Class A2A
02/18/2028	5.750%	3,765,947	3,777,788
Amur Equipment Finance Receivables X LLC(a)
Series 2022-1A Class A2
10/20/2027	1.640%	118,900	118,567
BMW Vehicle Lease Trust
Series 2024-1 Class A4
06/25/2027	5.000%	5,150,000	5,183,442
Carmax Auto Owner Trust
Series 2023-3 Class A3
05/15/2028	5.280%	21,000,000	21,150,333
CarMax Auto Owner Trust
Series 2023-1 Class A4
01/16/2029	4.650%	8,300,000	8,337,510
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	2,217,765	2,225,625
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	1,639,758	1,601,605
Series 2024-P2 Class A2
11/10/2027	5.630%	5,377,789	5,389,421
Series 2024-P3 Class A2
11/10/2027	4.610%	3,320,705	3,319,866
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Auto Receivables Trust(a)
Series 2024-N1 Class A2
04/12/2027	5.760%	3,727,990	3,732,877
Series 2024-N2 Class A3
07/10/2028	5.710%	3,165,000	3,198,003
Series 2024-N3 Class A2
12/10/2027	4.840%	7,271,132	7,273,745
CNH Equipment Trust
Series 2021-B Class A3
08/17/2026	0.440%	162,857	162,603
Series 2024-C Class A2A
02/18/2028	4.300%	8,125,000	8,124,046
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	597,031	598,008
Enterprise Fleet Financing LLC(a)
Series 2021-3 Class A3
08/20/2027	1.220%	7,981,151	7,910,364
Exeter Automobile Receivables Trust
Subordinated Series 2021-2 Class D
04/15/2027	1.400%	5,812,659	5,698,887
FHF Trust(a)
Series 2021-2A Class A
12/15/2026	0.830%	210,837	210,472
Ford Credit Auto Lease Trust
Series 2024-A Class A3
05/15/2027	5.060%	22,575,000	22,621,886
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	6,059,000	5,798,959
Ford Credit Auto Owner Trust
Series 2024-C Class A2A
08/15/2027	4.320%	2,375,000	2,372,904
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	7,967,000	7,987,889
GLS Auto Receivables Issuer Trust(a)
Series 2023-3A Class A2
03/15/2027	6.040%	423,411	423,726
Series 2024-2A Class A3
01/18/2028	5.640%	2,627,000	2,641,152
GMF Floorplan Owner Revolving Trust(a)
Series 2023-1 Class A1
06/15/2028	5.340%	17,606,000	17,773,039
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	3,289,973	3,310,914

Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-1A Class A2
03/25/2060	5.120%	6,500,000	6,554,942
Harley-Davidson Motorcycle Trust
Series 2022-A Class A3
02/15/2027	3.060%	648,813	646,727
Subordinated Series 2024-B Class A2
08/16/2027	4.620%	1,823,853	1,824,828
HPEFS Equipment Trust(a)
Series 2024-2A Class A2
10/20/2031	5.500%	3,584,389	3,593,606
Hyundai Auto Lease Securitization Trust(a)
Series 2024-A Class A3
03/15/2027	5.020%	4,400,000	4,412,413
Series 2024-C Class A3
04/17/2028	4.620%	4,235,000	4,254,716
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	38,596	38,498
Series 2021-3 Class C
02/26/2029	0.860%	15,746	15,706
Kubota Credit Owner Trust(a)
Series 2024-2A Class A2
04/15/2027	5.450%	5,060,378	5,086,279
LAD Auto Receivables Trust(a)
Series 2023-2A Class A3
02/15/2028	5.420%	7,000,000	7,018,978
Series 2024-2A Class A2
03/15/2027	5.700%	1,852,918	1,855,745
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	475,344	476,443
Mercedes-Benz Auto Receivables Trust
Series 2023-2 Class A3
11/15/2028	5.950%	5,800,000	5,884,353
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	10,000,000	10,105,150
Octane Receivables Trust(a)
Series 2021-2A Class A
09/20/2028	1.210%	142,714	142,320
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	192,608	192,690
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	99,764	99,822
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	6,640,404	6,635,054
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-5 Class A
10/15/2031	6.278%	928,107	935,666
Series 2024-6 Class A
11/15/2031	6.093%	837,954	848,965
Series 2025-1 Class A2
07/15/2032	5.156%	2,170,000	2,178,111
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	4,227,012	4,284,113
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	4,312,911	4,380,450
Pagaya AI Debt Trust(a)
Series 2024-1 Class A
07/15/2031	6.660%	1,504,782	1,521,635
Series 2024-2 Class A
08/15/2031	6.319%	2,823,680	2,855,455
Series 2024-3 Class A
10/15/2031	6.258%	3,416,707	3,444,634
Pagaya AI Debt Trust(a),(b)
Subordinated Series 2023-7 Class AB
07/15/2031	7.549%	388,213	388,957
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	3,502,789	3,535,909
Series 2024-2A Class A2
04/20/2027	4.740%	4,700,000	4,699,453
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	359,883	360,556
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	952,149	956,329
Series 2025-1A Class A
08/16/2032	4.960%	3,193,193	3,191,745
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	671,481	678,232
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	97,307	97,361
Series 2024-1 Class A3
04/17/2028	5.250%	15,625,000	15,644,216
Series 2024-5 Class A2
09/15/2027	4.880%	651,924	651,743
Subordinated Series 2022-6 Class B
06/15/2027	4.720%	892,728	892,681
Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	18,150,000	18,252,185
Series 2024-A Class A4
01/22/2029	5.240%	7,550,000	7,608,050
Series 2024-C Class A2
11/20/2026	4.940%	4,614,691	4,616,887
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	2,698,827	2,707,506
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	9,501,006	9,509,363
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	3,166,867	3,168,399
Toyota Auto Receivables Owner Trust
Series 2023-A Class A3
09/15/2027	4.630%	5,210,269	5,212,944
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	133,660	133,704
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	1,394,056	1,393,158
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	17,462	17,432
Series 2021-ST2 Class A
04/20/2027	2.500%	65,313	65,000
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	814,928	814,198
Verizon Master Trust
Series 2024-8 Class A1A
11/20/2030	4.620%	5,500,000	5,571,573
Subordinated Series 2022-4 Class B
11/20/2028	3.640%	10,000,000	9,993,204
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 Class A2A
11/22/2027	4.650%	12,850,000	12,881,755
Westlake Automobile Receivables Trust(a)
Series 2024-2A Class A2A
08/16/2027	5.750%	6,939,113	6,967,545
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	10,512,913	10,429,879
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Omni Auto Receivables Trust
Series 2022-A Class A3
05/17/2027	1.660%	786,945	780,053
Total Asset-Backed Securities — Non-Agency (Cost $386,102,520)			387,314,136

Commercial Mortgage-Backed Securities - Non-Agency 4.2%

CD Mortgage Trust
Series 2017-CD6 Class ASB
11/13/2050	3.332%	4,649,513	4,582,222
GS Mortgage Securities Trust
Series 2015-GC34 Class A3
10/10/2048	3.244%	5,165,192	5,144,490
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29 Class A4
05/15/2048	3.611%	1,454,937	1,451,823
JPMCC Commercial Mortgage Securities Trust(b)
Series 2016-JP4 Class ASB
12/15/2049	3.474%	1,481,268	1,467,299
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	6,009,632	5,876,336
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 Class A4
07/15/2050	3.719%	6,240,000	6,223,258
Series 2015-C25 Class A5
10/15/2048	3.635%	840,000	834,764
Series 2015-C27 Class A3
12/15/2047	3.473%	5,953,193	5,920,866
Series 2016-C31 Class ASB
11/15/2049	2.952%	2,068,105	2,049,362
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 Class A4
09/15/2058	3.664%	3,308,050	3,296,613
Series 2016-C33 Class A3
03/15/2059	3.162%	2,606,297	2,586,803
Series 2016-LC25 Class ASB
12/15/2059	3.486%	604,081	599,378
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	5.243%	11,000,000	10,154,933
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $50,542,044)			50,188,147

Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2025 (Unaudited)
Corporate Bonds & Notes 46.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.0%
BAE Systems PLC(a)
03/26/2027	5.000%	6,000,000	6,074,935
Boeing Co. (The)
02/01/2027	2.700%	6,500,000	6,279,568
L3Harris Technologies, Inc.
12/15/2026	3.850%	6,000,000	5,940,794
Raytheon Technologies Corp.
03/15/2027	3.500%	6,000,000	5,912,592
Total			24,207,889
Automotive 0.4%
Toyota Motor Credit Corp.(c)
SOFR + 0.770% 08/07/2026	5.130%	5,000,000	5,016,573
Banking 13.3%
Bank of America Corp.(c)
SOFR + 0.970% 07/22/2027	5.330%	1,300,000	1,300,863
SOFR + 1.350% 09/15/2027	5.710%	10,292,000	10,347,144
Bank of Montreal(d)
09/10/2027	4.567%	5,700,000	5,705,887
Bank of New York Mellon Corp. (The)(d)
07/24/2026	4.414%	5,800,000	5,795,512
Bank of Nova Scotia (The)(c)
SOFR + 1.090% 06/12/2025	5.450%	5,000,000	5,003,125
Canadian Imperial Bank of Commerce(d)
01/13/2028	4.862%	5,150,000	5,185,601
Citigroup, Inc.(d)
06/09/2027	1.462%	11,705,000	11,303,652
Cooperatieve Rabobank UA(c)
SOFR + 0.620% 08/28/2026	4.980%	5,390,000	5,396,253
Goldman Sachs Group, Inc. (The)(d)
04/23/2028	4.937%	11,000,000	11,095,988
HSBC Holdings PLC(d)
03/13/2028	4.041%	6,525,000	6,461,181
JPMorgan Chase & Co.(d)
04/22/2028	5.571%	10,347,000	10,588,653
Morgan Stanley(d)
07/20/2027	1.512%	11,500,000	11,103,317
National Australia Bank Ltd.
12/10/2025	4.750%	4,925,000	4,936,159
PNC Financial Services Group, Inc. (The)(d)
07/23/2027	5.102%	5,500,000	5,529,959
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada(c)
SOFR + 0.790% 07/23/2027	5.150%	5,500,000	5,500,312
Skandinaviska Enskilda Banken AB(a)
03/05/2027	5.125%	5,125,000	5,207,478
State Street Corp.(d)
05/18/2026	5.104%	5,000,000	5,000,760
04/24/2028	4.543%	3,500,000	3,524,835
Toronto-Dominion Bank (The)(c)
SOFR + 0.620% 12/17/2026	4.980%	5,300,000	5,282,324
Truist Financial Corp.(d)
03/02/2027	1.267%	5,700,000	5,538,285
UBS Group AG(a),(d)
01/30/2027	1.364%	6,000,000	5,852,088
US Bank NA(c)
SOFR + 0.690% 10/22/2027	5.050%	5,925,000	5,901,004
Wells Fargo & Co.(d)
01/24/2028	4.900%	11,000,000	11,071,526
Westpac Banking Corp.(c)
SOFR + 0.460% 10/20/2026	4.820%	5,500,000	5,495,588
Total			158,127,494
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital
11/10/2026	6.150%	5,500,000	5,608,087
Comcast Corp.
01/15/2027	2.350%	6,000,000	5,828,353
Total			11,436,440
Chemicals 0.4%
LYB International Finance III LLC
10/01/2025	1.250%	5,000,000	4,925,580
Construction Machinery 1.0%
Caterpillar Financial Services Corp.(c)
SOFR + 0.380% 01/07/2027	4.740%	6,000,000	5,985,342
John Deere Capital Corp.
03/06/2026	4.950%	5,750,000	5,787,934
Total			11,773,276
Diversified Manufacturing 0.9%
Carrier Global Corp.
02/15/2027	2.493%	6,000,000	5,822,755
Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	5,000,000	4,994,955
Total			10,817,710
Electric 4.5%
CenterPoint Energy, Inc.
06/01/2026	1.450%	5,575,000	5,393,977
Dominion Energy, Inc.
04/15/2026	1.450%	6,000,000	5,827,956
DTE Energy Co.
10/01/2026	2.850%	5,500,000	5,382,835
Duke Energy Corp.
08/15/2027	3.150%	5,250,000	5,112,323
Eversource Energy
03/01/2027	2.900%	4,500,000	4,373,025
Georgia Power Co.(c)
SOFR + 0.280% 09/15/2026	4.640%	5,590,000	5,580,048
NextEra Energy Capital Holdings, Inc.
01/15/2027	1.875%	6,000,000	5,750,516
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	4,874,000	4,818,289
WEC Energy Group, Inc.
09/27/2025	5.000%	5,000,000	5,004,158
Xcel Energy, Inc.
12/01/2026	3.350%	5,650,000	5,551,177
Total			52,794,304
Food and Beverage 2.9%
Bacardi Ltd.(a)
07/15/2026	2.750%	2,148,000	2,099,794
Campbell Soup Co.
03/20/2026	5.300%	5,210,000	5,231,688
Diageo Capital PLC
10/05/2026	5.375%	5,300,000	5,380,718
Kraft Heinz Foods Co.
06/01/2026	3.000%	4,001,000	3,939,508
Mars, Inc.(a)
03/01/2027	4.450%	6,000,000	6,036,914
Mondelez International, Inc.
03/17/2027	2.625%	6,000,000	5,816,536
Tyson Foods, Inc.
06/02/2027	3.550%	5,700,000	5,609,185
Total			34,114,343
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 2.4%
Becton Dickinson and Co.
06/06/2027	3.700%	5,500,000	5,436,431
Cigna Corp.
03/01/2027	3.400%	6,000,000	5,901,828
CVS Health Corp.
03/25/2028	4.300%	6,000,000	5,957,299
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	5,310,000	5,461,136
HCA, Inc.
03/15/2027	3.125%	6,315,000	6,155,435
Total			28,912,129
Healthcare Insurance 0.9%
Anthem, Inc.
03/15/2026	1.500%	5,768,000	5,619,775
UnitedHealth Group, Inc.(c)
SOFR + 0.500% 07/15/2026	4.860%	5,500,000	5,484,981
Total			11,104,756
Independent Energy 0.9%
Occidental Petroleum Corp.
08/01/2027	5.000%	5,575,000	5,575,970
Pioneer Natural Resources Co.
03/29/2026	5.100%	5,334,000	5,367,674
Total			10,943,644
Integrated Energy 0.5%
BP Capital Markets PLC
09/19/2027	3.279%	6,090,000	5,958,849
Life Insurance 1.4%
Corebridge Global Funding(a)
06/24/2026	5.350%	5,500,000	5,564,755
Met Tower Global Funding(a)
06/20/2026	5.400%	5,000,000	5,067,090
Principal Life Global Funding II(a)
11/17/2026	1.500%	6,000,000	5,749,840
Total			16,381,685
Media and Entertainment 0.4%
Discovery Communications LLC
03/11/2026	4.900%	5,050,000	5,047,703
Midstream 3.4%
Enbridge, Inc.
11/15/2026	5.900%	5,500,000	5,608,353

Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP
01/15/2026	4.750%	5,500,000	5,492,193
Enterprise Products Operating LLC
01/10/2026	5.050%	5,300,000	5,320,496
Kinder Morgan, Inc.
06/01/2025	4.300%	5,000,000	4,998,894
11/15/2026	1.750%	2,500,000	2,403,321
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	5,700,000	5,702,085
Western Gas Partners LP
07/01/2026	4.650%	5,500,000	5,479,418
Williams Companies, Inc. (The)
06/15/2027	3.750%	5,500,000	5,417,583
Total			40,422,343
Natural Gas 0.4%
NiSource, Inc.
08/15/2025	0.950%	5,350,000	5,293,626
Pharmaceuticals 2.8%
AbbVie, Inc.
03/15/2027	4.800%	5,300,000	5,368,736
Amgen, Inc.
02/21/2027	2.200%	6,000,000	5,785,951
AstraZeneca PLC
11/16/2025	3.375%	5,000,000	4,973,359
Bristol-Myers Squibb Co.
02/20/2026	4.950%	5,000,000	5,025,838
Gilead Sciences, Inc.
03/01/2026	3.650%	5,000,000	4,973,362
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	5,000,000	5,006,832
Roche Holdings, Inc.(a)
05/15/2026	2.625%	1,712,000	1,684,411
Total			32,818,489
Property & Casualty 0.9%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	5,500,000	5,448,083
Loews Corp.
04/01/2026	3.750%	5,500,000	5,466,864
Total			10,914,947
Railroads 1.1%
CSX Corp.
11/01/2025	3.350%	5,000,000	4,972,876
Norfolk Southern Corp.
06/15/2026	2.900%	3,200,000	3,150,593
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
02/05/2027	2.150%	4,518,000	4,367,090
Total			12,490,559
Retailers 0.5%
Home Depot, Inc. (The)
06/25/2026	5.150%	5,500,000	5,567,287
Technology 2.4%
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	6,000,000	5,870,409
Microchip Technology, Inc.
09/01/2025	4.250%	4,675,000	4,664,930
NXP BV/Funding LLC
03/01/2026	5.350%	5,500,000	5,520,651
Oracle Corp.
07/15/2026	2.650%	6,000,000	5,873,654
Synopsys, Inc.
04/01/2027	4.550%	6,000,000	6,033,354
Total			27,962,998
Wireless 1.0%
American Tower Corp.
07/15/2027	3.550%	6,000,000	5,890,769
T-Mobile US, Inc.
04/15/2027	3.750%	6,000,000	5,935,866
Total			11,826,635
Wirelines 1.0%
AT&T, Inc.
03/25/2026	1.700%	6,000,000	5,852,327
Verizon Communications, Inc.
03/16/2027	4.125%	6,000,000	5,996,030
Total			11,848,357
Total Corporate Bonds & Notes (Cost $547,989,236)			550,707,616

Foreign Government Obligations(e) 1.0%

Canada 1.0%
Province of Ontario
01/21/2026	0.625%	5,838,000	5,692,325
Province of Quebec
07/23/2025	0.600%	6,000,000	5,947,255
Total			11,639,580
Total Foreign Government Obligations (Cost $11,621,412)			11,639,580

Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c)
1-year CMT + 2.255% Cap 11.233% 02/01/2036	6.510%	16,671	17,145
Total Residential Mortgage-Backed Securities - Agency (Cost $16,661)			17,145

Residential Mortgage-Backed Securities - Non-Agency 11.2%

Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	6.254%	3,899,760	3,913,580
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2022-HQA1 Class M1A
30-day Average SOFR + 2.100% 03/25/2042	6.454%	2,808,771	2,828,122
JP Morgan Mortgage Trust(a),(c)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	5.550%	6,019,186	6,019,157
MFA Trust(a),(b)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	649,814	615,404
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,720,457	1,700,633
PRET LLC(a),(d)
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	1,228,890	1,239,161
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	4,321,049	4,366,003
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	3,846,714	3,890,385
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	4,856,422	4,845,960
CMO Series 2024-NPL9 Class A1
12/25/2054	5.851%	6,317,092	6,384,440
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	5,930,231	6,003,424
PRET LLC(a),(d),(f)
CMO Series 2025-NPL4 Class A1
04/25/2055	6.493%	1,850,000	1,850,000
PRET Trust(a),(d)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.063%	9,525,979	9,596,647
Pretium Mortgage Credit Partners(a),(d)
Series 2025-NPL2 Class A1
03/25/2055	5.835%	13,562,402	13,619,293
Residential Mortgage-Backed Securities - Non-Agency 11.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	5,785,951	5,756,303
PRPM LLC(a),(d)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	5,308,987	5,361,484
RCO Mortgage LLC(a),(d)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	693,648	697,060
RCO X Mortgage LLC(a),(d)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	6,943,076	6,943,007
Toorak Mortgage Trust(a),(d)
CMO Series 2025-RRTL1 Class A1
02/25/2040	5.524%	12,000,000	12,012,521
Towd Point Mortgage Trust(a),(b)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	5,656,335	5,469,724
CMO Series 2022-SJ1 Class A1B
03/25/2062	3.612%	9,368,350	9,171,648
VCAT LLC(a),(d)
CMO Series 2025-NPL1 Class A1
01/25/2055	5.877%	3,856,339	3,834,762
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	15,448,786	15,410,828
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
02/27/2051	5.893%	1,102,318	1,101,570
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class A1
01/25/2060	3.417%	190,174	186,045
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $132,833,664)			132,817,161

Treasury Bills 1.0%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Bills
07/31/2025	4.240%	11,825,000	11,699,904
Total Treasury Bills (Cost $11,700,474)			11,699,904

Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2025 (Unaudited)
U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(c)
SOFR + 0.055% 10/30/2025	4.415%	1,950,000	1,950,338
Federal Home Loan Banks(c)
SOFR + 0.140% 05/19/2025	4.500%	3,600,000	3,600,190
Federal Home Loan Banks
09/04/2025	0.375%	2,775,000	2,738,387
Federal Home Loan Mortgage Corp.
07/21/2025	0.375%	225,000	223,000
Federal National Mortgage Association
08/25/2025	0.375%	1,690,000	1,668,984
11/07/2025	0.500%	1,395,000	1,369,251
Total U.S. Government & Agency Obligations (Cost $11,549,075)			11,550,150

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.503%(g),(h)	22,169,163	22,162,513
Total Money Market Funds (Cost $22,160,894)		22,162,513
Total Investments in Securities (Cost: $1,174,515,980)		1,178,096,352
Other Assets & Liabilities, Net		7,555,674
Net Assets		1,185,652,026
At April 30, 2025, securities and/or cash totaling $1,718,400 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,432)	06/2025	USD	(298,068,563)	—	(2,763,948)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to $428,571,136, which represents 36.15% of total net assets.

(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2025.

(c)	Variable rate security. The interest rate shown was the current rate as of April 30, 2025.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2025.

(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2025.
(h)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.503%
	17,488,124	548,992,064	(544,317,044)	(631)	22,162,513	825	1,007,542	22,169,163
Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2025 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Ultra Short Term Bond Fund  | 2025

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3QT103_07_R01_(06/25)